Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Property, plant and equipment at beginning of period	$ 16,275
Property, plant and equipment at end of period	20,292	$ 16,275
Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	777,604	776,094
Additions	8,600	1,510
Disposals	0	0
Property, plant and equipment at end of period	786,204	777,604
Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	761,329	740,691
Additions	4,585	20,638
Disposals	0	0
Property, plant and equipment at end of period	765,912	761,329
Furniture and fixtures [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	14,953
Property, plant and equipment at end of period	17,877	14,953
Furniture and fixtures [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	151,786	151,786
Additions	5,700	0
Disposals	0	0
Property, plant and equipment at end of period	157,486	151,786
Furniture and fixtures [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	136,833	133,429
Additions	2,776	3,404
Disposals	0	0
Property, plant and equipment at end of period	139,609	136,833
Office and communications equipment [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	1,323
Property, plant and equipment at end of period	2,414	1,323
Office and communications equipment [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	104,202	102,692
Additions	2,900	1,510
Disposals	0	0
Property, plant and equipment at end of period	107,102	104,202
Office and communications equipment [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	102,879	102,691
Additions	1,809	188
Disposals	0	0
Property, plant and equipment at end of period	104,688	102,879
Vehicles [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Vehicles [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	11,707	11,707
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	11,707	11,707
Vehicles [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	11,707	11,707
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	11,707	11,707
Field camps and equipment [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Field camps and equipment [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	425,003	425,003
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	425,003	425,003
Field camps and equipment [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	425,003	407,957
Additions	0	17,046
Disposals	0	0
Property, plant and equipment at end of period	425,003	425,003
Leasehold improvements [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Leasehold improvements [Member] | Cost [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	84,906	84,906
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	84,906	84,906
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Statements [Line Items]
Property, plant and equipment at beginning of period	84,906	84,906
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	$ 84,906	$ 84,906